Contingent Consideration - Additional Information (Detail) - BlackLine Systems, Inc. - USD ($) $ in Millions	Sep. 03, 2013	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition Contingent Consideration [Line Items]
Maximum contingent cash consideration to be distributed	$ 8.0
Contingent Consideration
Business Acquisition Contingent Consideration [Line Items]
Fair value of contingent consideration		$ 5.3	$ 5.2	$ 4.9